EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY
Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2024	501,729,505
Employee stock options	2,125,773
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	710,831
Total	504,566,109

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,
	2024	2023
Net income for the year - basic	$1,895,581	$1,941,307
Add: Dilutive impact of cash settling stock-based compensation	—	(4,736)
Net income for the year - diluted	1,895,581	1,936,571
Weighted average number of common shares outstanding — basic (in thousands)	499,904	488,723
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	567	1,174
Add: Dilutive impact of employee stock options	390	16
Weighted average number of common shares outstanding — diluted (in thousands)	500,861	489,913
Net income per share — basic	$3.79	$3.97
Net income per share — diluted	$3.78	$3.95